                             SUMMIT INVESTMENT TRUST
                             SUMMIT HIGH YIELD FUND
                       INSTITUTIONAL SERVICE SHARES CLASS

                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 1996,
                       AS SUPPLEMENTED ON OCTOBER 31, 1996

On page 28, in the first paragraph under the heading "How to Purchase Institutional Service Shares", please insert the following after the first sentence:

Investors may be charged a fee if they affect transactions through a broker or agent.

On page 28, under the heading "General Methods of Purchasing Shares" in the paragraph titled "By Mail", please delete the current mailing address and insert the following address:

                             Summit Investment Trust
                                 P.O. Box 182448
                             Columbus, OH 43218-2448

On page 29, please insert the following section as the final section under the heading "Shareholder Services":

SUMMIT INVESTMENT TRUST INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
-------------------------------------------------------------
A Summit Investment Trust IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Institutional Service Shares. Summit Investment Trust IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

A Summit Investment Trust IRA distribution request must be made in writing to the Transfer Agent. Any additional deposits to a Summit Investment Trust IRA must distinguish the type and year of the contribution.

For more information on a Summit Investment Trust IRA call the Trust at 1-800-272-3442. Shareholders are advised to consult a tax adviser on Summit Investment Trust IRA contribution and withdrawal requirements and restrictions.

                  THE DATE OF THIS SUPPLEMENT IS MARCH 3, 1997



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                             SUMMIT INVESTMENT TRUST
                             SUMMIT HIGH YIELD FUND
                             HIGH YIELD SHARES CLASS

                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 1996,
                       AS SUPPLEMENTED ON OCTOBER 31, 1996

On page 29, in the first paragraph under the heading "How to Purchase Shares", please insert the following after the first sentence:

Investors may be charged a fee if they affect transactions through a broker or agent.

On page 29, under the heading "General Methods of Purchasing Shares" in the paragraph titled "By Mail", please delete the current mailing address and insert the following mailing address:

                             Summit Investment Trust
                                 P.O. Box 182448
                             Columbus, OH 43218-2448

On page 32, please delete the first sentence of the paragraph titled "Certain Qualified Purchasers" and replace with the following:

No sales charge is applicable to any Shares purchased through reinvestment of dividends or distributions, to any sale of Shares to a Trustee or officer of the Trust, or to the immediate families (i.e., the spouse and any children) of such persons, or to any full-time employee or registered representative of broker-dealers having dealer agreements with the Distributor ("Selling Broker") and their immediate families (or any trust pension, profit sharing or other benefit plan for such persons), or to any orders placed on behalf of other investment companies, the securities of which are also distributed by BISYS Fund Services, The BISYS Group, Inc. or other affiliated companies.

On page 33, please insert the following section as the final section under the heading "Shareholder Services":

SUMMIT INVESTMENT TRUST INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
-------------------------------------------------------------
A Summit Investment Trust IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Shares. Summit Investment Trust IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

A Summit Investment Trust IRA distribution request must be made in writing to the Transfer Agent. Any additional deposits to a Summit Investment Trust IRA must distinguish the type and year of the contribution.

For more information on a Summit Investment Trust IRA call the Trust at 1-800-272-3442. Shareholders are advised to consult a tax adviser on Summit Investment Trust IRA contribution and withdrawal requirements and restrictions.

                  THE DATE OF THIS SUPPLEMENT IS MARCH 3, 1997